Postemployment benefit plans (Details 5) (USD $) In Millions, unless otherwise specified											12 Months Ended																						12 Months Ended
	Dec. 31, 2012 U.S. Pension Benefits	Dec. 31, 2011 U.S. Pension Benefits	Dec. 31, 2010 U.S. Pension Benefits	Dec. 31, 2009 U.S. Pension Benefits	Dec. 31, 2012 U.S. Pension Benefits Real estate	Dec. 31, 2011 U.S. Pension Benefits Real estate	Dec. 31, 2010 U.S. Pension Benefits Real estate	Dec. 31, 2012 U.S. Pension Benefits Level 3	Dec. 31, 2011 U.S. Pension Benefits Level 3	Dec. 31, 2010 U.S. Pension Benefits Level 3	Dec. 31, 2012 U.S. Pension Benefits Level 3 Equities	Dec. 31, 2011 U.S. Pension Benefits Level 3 Equities	Dec. 31, 2010 U.S. Pension Benefits Level 3 Equities	Dec. 31, 2012 U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2011 U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2010 U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2012 U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2011 U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2010 U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2012 U.S. Pension Benefits Level 3 Other	Dec. 31, 2011 U.S. Pension Benefits Level 3 Other	Dec. 31, 2010 U.S. Pension Benefits Level 3 Other	Dec. 31, 2012 Non-U.S. Pension Benefits	Dec. 31, 2011 Non-U.S. Pension Benefits	Dec. 31, 2010 Non-U.S. Pension Benefits	Dec. 31, 2009 Non-U.S. Pension Benefits	Dec. 31, 2012 Non-U.S. Pension Benefits Real estate	Dec. 31, 2011 Non-U.S. Pension Benefits Real estate	Dec. 31, 2010 Non-U.S. Pension Benefits Real estate	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Equities	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Equities	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Equities	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Fixed income securities	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Real estate	Dec. 31, 2012 Non-U.S. Pension Benefits Level 3 Other	Dec. 31, 2011 Non-U.S. Pension Benefits Level 3 Other	Dec. 31, 2010 Non-U.S. Pension Benefits Level 3 Other	Dec. 31, 2012 Other Postretirement Benefits	Dec. 31, 2011 Other Postretirement Benefits	Dec. 31, 2010 Other Postretirement Benefits	Dec. 31, 2009 Other Postretirement Benefits	Dec. 31, 2012 Other Postretirement Benefits Level 3	Dec. 31, 2011 Other Postretirement Benefits Level 3	Dec. 31, 2010 Other Postretirement Benefits Level 3
Change in Fair Value of Plan Assets
Fair value of plan assets, beginning of year	$ 10,981	$ 9,997	$ 10,760	$ 9,029	$ 8	$ 8	$ 10	$ 151	$ 136	$ 108	$ 77	$ 50	$ 51	$ 51	$ 48	$ 57	$ 8	$ 10	$ 10	$ 0	$ 0	$ 0	$ 3,426	$ 2,818	$ 2,880	$ 2,797	$ 218	$ 197	$ 179	$ 109	$ 106	$ 134	$ 0	$ 1	$ 5	$ 9	$ 8	$ 14	$ 97	$ 90	$ 71	$ 0	$ 35	$ 51	$ 789	$ 814	$ 996	$ 1,063	$ 0	$ 0	$ 0
Unrealized gains (losses)											(4)	(4)	11	0	(2)	1	0	(2)	0	(1)	0	0											0	0	(1)	0	1	0	8	7	7	0	0	1
Realized gains (losses)											4	1	(1)	2	0	3	0	0	0	0	0	0											0	0	1	0	0	0	0	0	0	0	3	5
Purchases, issuances and settlements											21	30	32	(4)	17	(9)	0	0	0	1	0	0											0	(1)	(2)	(1)	0	(3)	(1)	0	12	0	(38)	(22)
Transfers in and/or out of Level 3											0	0	(43)	(4)	(12)	(4)	0	0	0	0	0	0											0	0	(2)	(3)	0	(3)	0	0	0	0	0	0
Fair value of plan assets, end of year	$ 10,981	$ 9,997	$ 10,760	$ 9,029	$ 8	$ 8	$ 10	$ 151	$ 136	$ 108	$ 98	$ 77	$ 50	$ 45	$ 51	$ 48	$ 8	$ 8	$ 10	$ 0	$ 0	$ 0	$ 3,426	$ 2,818	$ 2,880	$ 2,797	$ 218	$ 197	$ 179	$ 109	$ 106	$ 134	$ 0	$ 0	$ 1	$ 5	$ 9	$ 8	$ 104	$ 97	$ 90	$ 0	$ 0	$ 35	$ 789	$ 814	$ 996	$ 1,063	$ 0	$ 0	$ 0